Other Charges (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

	Year ended December 31
	2015	2016	2017
Restructuring charges (a)	$23.9	$31.9	$28.9
Asset impairment (b)	12.2	—	—
Loss (gain) on pension annuity purchase (c)	(0.3)	—	1.9
Toronto transition costs (d)	—	—	1.6
Other (e)	—	(6.4)	4.6
	$35.8	$25.5	$37.0

Disclosure of Detailed Information about Restructuring and Related Costs	Our restructuring charges were comprised of the following:

	Year ended December 31
	2015	2016	2017
Cash charges	$19.5	$10.7	$25.1
Non-cash charges	4.4	21.2	3.8
	$23.9	$31.9	$28.9